Cash flows reconciliation (Tables)	6 Months Ended
Jun. 30, 2025
Cash Flows Reconciliation
Schedule of cash flow from operating activities

		Six-month period ended June 30,
	Notes	2025	2024
Cash flow from operating activities:
Income before income taxes		4,146	4,870
Adjusted for:
Equity results and other results in associates and joint ventures	14	9	(236)
Impairment and gains (losses) on disposal of non-current assets, net	15(a), 15(b), 16 and 17	385	(1,004)
Review of estimates related to the provision of Brumadinho	23	49	(20)
Review of estimates related to the provision of de-characterization of dams	25	(65)	(131)
Depreciation, depletion and amortization		1,484	1,507
Financial results, net	6	(352)	1,689
Changes in assets and liabilities:
Accounts receivable	10	157	1,768
Inventories	11	(383)	(461)
Suppliers and contractors	12	722	(150)
Other assets and liabilities, net		(756)	(1,000)
Cash flow from operations		5,396	6,832

Schedule of cash flow from investing activities

		Six-month period ended June 30,
	Notes	2025	2024
Proceeds from the partial disposal of VBML shares	15(c)	—	2,455
Proceeds from the partial disposal of PTVI shares	15(b)	—	155
Cash received from disposal of investments, net		–	2,610

Schedule of reconciliation of debt to cash flows

	Quoted in the secondary market	Other debt contracts in Brazil	Other debt contracts on the international market	Total
December 31, 2024	8,539	337	5,916	14,792
Additions	1,830	–	1,457	3,287
Payments	(361)	(22)	(587)	(970)
Interest paid (i)	(309)	(9)	(191)	(509)
Cash flow from financing activities	1,160	(31)	679	1,808
Transfer to held for sale (Energy Assets)	(210)	(30)	–	(240)
Effect of exchange rate	168	24	24	216
Interest accretion	393	9	168	570
Non-cash changes	351	3	192	546
June 30, 2025	10,050	309	6,787	17,146

December 31, 2023	7,474	250	4,747	12,471
Additions	1,000	–	960	1,960
Payments	(51)	(24)	(517)	(592)
Interest paid (i)	(227)	(11)	(159)	(397)
Cash flow from financing activities	722	(35)	284	971
Effect of exchange rate	(53)	(30)	29	(54)
Interest accretion	227	11	144	382
Non-cash changes	174	(19)	173	328
June 30, 2024	8,370	196	5,204	13,770

(i) Classified as operating activities in the statement of cash flows.

Schedule of non-cash transactions

	Six-month period ended June 30,
	2025	2024
Non-cash transactions:
Additions to PP&E with capitalized loans and borrowing costs	12	13